Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Common Limited Partner
Document Information
Entity's units outstanding	14,985,000
Subordinated Limited Partner
Document Information
Entity's units outstanding	14,985,000
General Partner
Document Information
Entity's units outstanding	30,000